Assumptions Used For Derivative Liability (Detail) (USD $)	0 Months Ended	6 Months Ended			0 Months Ended	3 Months Ended	6 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended
	Feb. 04, 2014	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012	Feb. 04, 2014 Maximum	Mar. 31, 2014 Maximum	Mar. 31, 2014 Maximum	Feb. 04, 2014 Minimum	Mar. 31, 2014 Minimum	Mar. 31, 2014 Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Closing price per share of common stock	$ 0.30	$ 0.001	$ 0.001	$ 0.001
Exercise price per share					$ 0.40	$ 0.40	$ 0.40	$ 0.30	$ 0.30	$ 0.30
Expected volatility					125.00%		125.00%	100.00%		100.00%
Risk-free interest rate					1.46%		1.67%	0.12%		0.11%
Dividend yield	0.00%	0.00%
Remaining expected term of underlying securities (years)					5 years	4 years 10 months 6 days		1 year	10 months 6 days